Condensed Financial Information of Cadence Bancorporation (Parent Only) (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule Of Condensed Financial Statements

Condensed Balance Sheets

December 31, 2016 and 2015

(In thousands)	2016	2015
ASSETS
Interest-bearing deposits with banks	$50,330	$47,756
Investment in consolidated bank subsidiary	1,315,336	1,291,053
Investment in consolidated nonbank subsidiaries	14,881	14,225
Other assets	7,381	7,753

Total Assets	$1,387,928	$1,360,787

LIABILITIES AND SHAREHOLDER’S EQUITY
Liabilities:
Interest payable	$810	$912
Senior debt	193,788	193,085
Subordinated debt	73,788	73,573
Junior subordinated debentures	35,989	35,449
Other liabilities	3,055	3,560

Total liabilities	307,430	306,579

Shareholder’s Equity:
Common Stock	10	10
Additional Paid-in Capital	880,405	880,318
Retained earnings	232,614	166,840
Accumulated other comprehensive (loss) income (“OCI”)	(32,531)	7,040

Total Shareholder’s Equity	1,080,498	1,054,208

Total Liabilities and Shareholder’s Equity	$1,387,928	$1,360,787

Condensed Statements of Income

For the Years Ended December 31, 2016, 2015 and 2014

(In thousands)	2016	2015	2014
INCOME
Dividends from bank subsidiary	$13,500	$8,500	$817
Dividends from nonbank subsidiary	—	500	1,000
Interest income	25	21	15
Other income	176	22	565

Total income	13,701	9,043	2,397

EXPENSES
Interest expense	18,060	17,635	11,101
Other expenses	2,092	271	296

Total expenses	20,152	17,906	11,397

Loss before income taxes and equity in undistributed income of subsidiaries	(6,451)	(8,863)	(9,000)
Equity in undistributed income of subsidiaries	64,424	41,132	49,277

Net income before income taxes	57,973	32,269	40,277
Income tax benefit	(7,801)	(6,987)	(4,556)

Net income	65,774	39,256	44,833

Dividends and accretion of discount on preferred stock	—	—	3,643

Net income available to common shareholders	$65,774	$39,256	$41,190

Condensed Statements of Cash Flows

(In thousands)	2016	2015	2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$65,774	$39,256	$44,833
Adjustments to reconcile net income to net cash provided (used) in operations:
Deferred income taxes	(1,598)	(531)	(415)
Equity in undistributed income of subsidiaries	(64,424)	(41,132)	(49,277)
Decrease in interest receivable	—	—	6
Decrease (increase) in other assets	3,043	2,539	(3,891)
(Decrease) increase in interest payable	(102)	804	98
(Decrease) increase in other liabilities	(504)	(747)	2,318

Net cash provided by (used in) operating activities	2,189	189	(6,328)

CASH FLOWS FROM INVESTING ACTIVITIES
Capital contributions to Bank subsidiary	—	(20,000)	(155,000)
Decrease (increase) in limited partnership investments	463	(157)	(298)

Net cash provided by (used in) investing activities	463	(20,157)	(155,298)

CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid to parent	—	—	(4,000)
Dividends paid on preferred stock	—	—	(1,370)
Advances of other borrowings, net of debt issuance costs	—	—	73,860
Repayments of other borrowings	—	—	(75,000)
Issuance of subordinated debt, net of debt issuance costs	—	39,253	34,434
Issuance of senior debt, net of debt issuance costs	—	9,813	182,459
Purchase of senior debt	(78)	—	—
Redemption of preferred stock	—	—	(32,914)

Net cash (used in) provided by financing activities	(78)	49,066	177,469

Net increase in cash and cash equivalents	2,574	29,098	15,843
Cash and cash equivalents at beginning of year	47,756	18,658	2,815

Cash and cash equivalents at end of year	$50,330	$47,756	$18,658